Contingencies and Commitments	12 Months Ended
Dec. 31, 2024
Contingencies And Commitments [Abstract]
Contingencies and Commitments
50.	Contingencies and Commitments

(1)	Ongoing litigations and claims related with contingent liabilities and contingent assets as of December 31, 2023 and 2024 are as follows:

	2023			2024
	Number of cases	Claim amount		Number of cases	Claim amount
	In millions of won
As the defendant	666	￦	805,227	722	￦	884,402
As the plaintiff	268		571,593	264		769,772
As of December 31, 2024, there are 3 ongoing litigations and 2 arbitration case
s
between consolidated entities.

1)	The Company is the defendant against a number of claims. The following is ongoing claim pertaining to the Company which can potentially be significant:
There are multiple ongoing litigations against the Company related to ordinary wages, requesting payment of unpaid wages. The Company believes that the possibility of the outflow of economic benefits is probable on the ongoing and the expected litigations. Accordingly, the Company recognized ￦274,043 million as litigation provisions in relation to the litigation as of December 31, 2024.

(1)	Ongoing litigations and claims related with contingent liabilities and contingent assets as of December 31, 2023 and 2024 are as follows, continued:

2)	There are 18 arbitration cases pertaining to the Company as of December 31, 2024 and the significant arbitration cases are as follows:

i)
Hitachi Energy Sweden filed an arbitration against the Company regarding the request for additional payment due to the increase in capacity of some facilities and the withdrawal of liquidated damage in relation to Shin
Young-ju
and Shin Jecheon substation TCSC construction projects. The Company has not recognized any provision because the amount and timing of economic benefit outflow cannot be reasonably estimated as of December 31, 2024.

ii)
During the year ended December 31, 2024, UniTest Co., Ltd. filed an arbitration claim against KEPCO for delay damages arising from the modification of design and contract amount related to the 154kV Yesan S/S 82MW ESS construction project. The Company has not recognized any provision because the amount and timing of economic benefit outflow cannot be reasonably estimated as of December 31, 2024.

iii)
The Company filed an arbitration application with Westinghouse Electric Company LLC to Korean Commercial Arbitration Board, requesting to confirm whether the Company is subject to nuclear power plant export control procedures or not. As of December 31, 2024, the Company has not recognized any provision because the amount and timing of economic benefit outflow cannot be reasonably estimated.

iv)
Samsung C&T consortium (Samsung C&T Co., Ltd., Doosan Enerbility Co., Ltd., and Hanwha Co., Ltd.) filed an arbitration application against the Company to National Contract Dispute Mediation Committee regarding the adjustment of the contract amount related to the main facility construction of Saeul Units 3 and 4 (formerly, Shin-Kori Nuclear Power Units 5 and 6). The Company has not recognized any provision because the amount and timing of economic benefit outflow cannot be reasonably estimated as of December 31, 2024

(2)	Guarantees of payments and commitments provided to other companies as of December 31, 2024 are as follows:

1)
The Company has provided the syndicate of lenders of PT Indo Raya Tenaga, the business corporation of PT Barito Wahana Tenaga, a guarantee by establishing the right of pledge on the shares of PT Barito Wahana Tenaga for project financing of PT Barito Wahana Tenaga as of December 31, 2024.

2)
The Company has outstanding borrowings with a limit of USD 264,800 thousand from its creditors such as International Finance Corporation. Regarding the borrowing contract, the Company has guaranteed capital contribution of USD 69,808 thousand and additional contribution up to USD 19,000 thousand for contingencies, if any. In relation to this financial agreement, the Company is providing its entire shares in Mira Power Limited and business-related PP&E as collateral to the lenders.

3)
The Company has provided USD 6,119 thousand for a debt guarantee to Export-Import Bank of Korea, BNP Paribas and ING Bank, to guarantee the payment of debt related to hydroelectric power business of Tanggamus, Indonesia.

4)	The Company has provided USD 4,716 thousand for a debt guarantee to PT. Bank KB Bukopin, to guarantee the payment of debt related to hydroelectric power business of Wampu, Indonesia.

5)
The Company has provided RBC Community Investments Impact Renewables
HoldCo-1,
LLC a performance guarantee regarding weatherization in relation with tax investors up to USD 3,000 thousand for the of the power plant construction for Concho Valley solar power project in the United States.

6)
The Company has provided EUR 7,031 thousand for a performance guarantee to Microsoft through Kookmin Bank, to guarantee the implementation of the power plant construction for Guba Buget wind power project in Sweden.

7)	The Company has provided Axia Power Holdings B.V. and others a performance guarantee up to USD 54,000 thousand for the implementation of Cirebon thermal power generation project in Indonesia.

8)
The Company has provided Nonghyup Bank a debt guarantee up to USD 4,510 thousand to guarantee Debt Service Reserve Account (DSRA) for Mizuho bank, related to the Cirebon power plant business of PT. Cirebon Electric Power in Indonesia.

(2)	Guarantees of payments and commitments provided to other companies as of December 31, 2024 are as follows, continued:

9)
The Company has provided Nonghyup Bank a debt guarantee up to USD 9,290 thousand to guarantee Debt Service Reserve Account (DSRA) for Mizuho bank, related to the Cirebon power plant business of PT. Cirebon Energi Prasarana in Indonesia.

10)	The Company has provided PT Perusahaan Listrik Negara a performance guarantee up to IDR 35,588,165 thousand for the implementation of Tanjung Jati power plant operation project in Indonesia.

11)
The Company has provided USD 30,000 thousand for a performance guarantee to Morgan Stanley Capital Group Inc., to guarantee the electricity purchase contract in relation to photovoltaic power generation project in USA.

12)	The Company has provided Morgan Stanley Renewables Inc. a guarantee up to USD 70,000 thousand for the fulfillment of subscription obligation regarding photovoltaic power generation project in USA.

13)	The Company has provided Hana Bank a debt guarantee up to USD 40,000 thousand to guarantee Equity Bridge Loan for Concho Valley solar business in the United States.

14)	The Company has provided Van Phong Power Company, Ltd. a performance guarantee up to USD 5,000 thousand for the operation maintenance project in Van Phong, Vietnam.

15)
The Company has provided RBC Community Investments Impact Renewables
HoldCo-1,
LLC a guarantee for up to USD 62,800 thousand for the fulfillment of subscription obligation regarding Concho Valley solar power project in the United States.

16)	The Company has provided PT Perusahaan Listrik Negara a performance guarantee up to USD 2,280 thousand for the operation maintenance project in Indonesia siborpa.

17)	The Company has provided joint guarantee for ￦1,641 million guarantee insurance contracted by Haetbyeotgil Sunlight Co., Ltd.

(3)	Credit lines provided by financial institutions and others as of December 31, 2024 are as follows:

Commitments	Financial institutions	Currency	Credit limit	Used amount

	In millions of won and thousands of foreign currencies
Commitments on Bank-overdraft	Nonghyup Bank and others	KRW	1,720,500	119,643
Limit amount available for CP	Hana Bank and others	KRW	7,550,000	7,550,000
General Loan, etc.	Kookmin Bank and others	KRW	3,930,000	3,900,000
Limit amount available for card	Hana Bank and others	KRW	47,524	4,006
Loan limit	Korea Development Bank and others	KRW	3,248,025	1,837,454
	DBS Bank and others	USD	1,086,000	—
Certification of payment on payables from foreign country	Nonghyup Bank	USD	8,700	4,020
Certification of payment on L/C	Shinhan Bank and others	USD	1,235,937	183,357
	Kookmin Bank and others	EUR	32,035	13,424
	Shinhan Bank	JPY	715,837	—
Certification of Performance guarantee on contract	Hana Bank and others	KRW	160,815	150,648
	First Abu Dhabi Bank and others	USD	1,008,252	950,774
	Korea Development Bank and others	JPY	620,000	620,000
	Hana Bank	EUR	12,106	12,106
	Hana Bank	INR	67,944	67,944
	Hana Bank	OMR	6,250	6,250
	First Abu Dhabi Bank and others	AED	52,500	52,500
	Saudi National Bank and others	SAR	124,151	123,829

(3)	Credit lines provided by financial institutions and others as of December 31, 2024 are as follows, continued:

Commitments	Financial institutions	Currency	Credit limit	Used amount

	In millions of won and thousands of foreign currencies
Certification of bidding	Korea Software Financial Cooperative	KRW	43,809	43,809
	Hana Bank and others	USD	10,200	5,000
	Export-Import Bank of Korea	EUR	10,000	10,000
	Shinhan Bank	QAR	155,213	155,213
Advance payment bond, Warranty bond, Retention bond and others	Seoul Guarantee Insurance	KRW	83,161	83,161
	Hana Bank and others	USD	702,487	664,191
	Saudi National Bank	SAR	32,500	32,500
	Hana Bank and others	MXN	21,290	21,290
Others (*)	Nonghyup Bank and others	KRW	314,892	56,858
	Nonghyup Bank and others	USD	448,635	USD 228,813
				EUR 51,784
	StandardChartered	AED	50	50
	Kookmin Bank	EUR	7,031	7,031
Secured loan of credit sales	Nonghyup Bank and others	KRW	270,000	—
Inclusive credit	Hana Bank	KRW	8,000	3,735
	Hana Bank and others	USD	35,000	USD 9,362
				INR 332,690
				AED 319
Equity Bridge Loan Guarantee	Export-Import Bank of Korea and others	USD	1,764,555	1,376,262
Trade finance	DBS Bank and others	USD	850,000	—

(*)
As of December 31, 2024, the Company has entered into a credit extension agreement for derivatives transactions with Nonghyup Bank, Hana Bank, and Woori Bank as ancillary to currency swap transactions.

(4)	As of December 31, 2024, blank check and assets provided as collaterals or pledges to financial institutions by the Company are follows:

Obligor	Creditor	Assets provided as security	Currency	Amount	Description

	In millions of won and thousands of foreign currencies
Mira Power Limited	International Finance Corporation and others	Property, plant and Equipment and others	USD	264,800	Collateral for borrowings(*1)
Tamra Offshore Wind Power Co., Ltd.	Kyobo Life Insurance Co., Ltd. and others	Property, plant and equipment and others	KRW	171,600	Collateral for borrowings(*1)
Gyeonggi Green Energy Co., Ltd.	Korea Development Bank and others	Cash and cash equivalents and others	KRW	327,080	Collateral for borrowings(*2)
Commerce and Industry Energy Co., Ltd.	IBK and others	Property, plant and equipment and others	KRW	110,500	Collateral for borrowings(*2)
Jeongam Wind Power Co., Ltd.	KDB Capital Corporation and others	Cash and cash equivalents and others	KRW	230,716	Collateral for borrowings(*2)
Gyeongju Wind Power Co., Ltd.	Shinhan Bank and others	Property, plant and equipment and others	KRW	68,400	Collateral for borrowings(*2)

(4)	As of December 31, 2024, blank check and assets provided as collaterals or pledges to financial institutions by the Company are follows, continued:

Obligor	Creditor	Assets provided as security	Currency	Amount	Description

	In millions of won and thousands of foreign currencies
Korea Offshore Wind Power Co., Ltd.	Woori Bank and others	Property, plant and equipment and others	KRW	159,000	Collateral for borrowings(*1,2)
Qatrana Electric Power Company	The Islamic Development Bank and others	Finance lease receivable and property, plant and equipment and others	JOD	136,623	Collateral for borrowings(*1)
KST Electric Power Company, S.A.P.I. de C.V.	Export–Import Bank of Korea and others	Finance lease receivable and property, plant and equipment and others	USD	401,277	Collateral for debt securities(*1)
Incheon Fuel Cell Co., Ltd.	Kookmin Bank and others	Cash and cash equivalents and others	KRW	276,960	Collateral for borrowings(*2)
K-SOLAR SHINAN Co., Ltd.	Kyobo Life Insurance Co., Ltd. and others	Property, plant and equipment and others	KRW	329,736	Collateral for borrowings(*1)
KOSPO Youngnam Power Co., Ltd.	Shinhan Bank and others	Cash and cash equivalents and others	KRW	744,120	Collateral for borrowings(*2)
Jeju Hanlim Offshore Wind Co., Ltd.	Kookmin Bank and others	Property, plant and equipment and others	KRW	11,932	Collateral for borrowings(*2)
Western Power Changgi Solar Co., Ltd.	Samsung Life Insurance and others	Property, plant and equipment and others	KRW	54,000	Collateral for borrowings(*2)
Yeongdeok Sunrise Wind Power Co., Ltd.	Korea Development Bank and others	Property, plant and equipment and others	KRW	96,240	Collateral for borrowings(*2)
J Wind First, LLC	Woori Bank	Trade receivable and others	KRW	55,000	Collateral for borrowings(*1,2)
Chitose Solar Power Plant LLC	Korea Development Bank	Property, plant and equipment and others	USD	137,656	Collateral for borrowings(*1,2)
Mangilao Intermediate Holdings LLC	Mizuho Bank	Trade receivable and others	USD	86,132	Collateral for borrowings(*2)

(*1)	This is based on the amount of loan commitment limit.

(*2)	As of December 31, 2024, the Company has established guarantees for pledge for transfer of rights of long-term borrowings, pledge for insurance claims, pledge for shares, etc.
The Company has ￦1,197 million of project loans from the Korea Energy Agency as of December 31, 2024. The Company has provided a promissory note as a repayment guarantee.

(5)
The Company temporarily suspended operations of the Gangneung hydroelectric generating plant, with a carrying amount of ￦59,313 million as of December 31, 2024, to improve the quality of water used in generating electricity. The expenses related to the suspension of operations of ￦1,741 million and depreciation on the idle assets of ￦3,642 million are recorded in other expenses for the year ended December 31, 2024. Regarding the improvement of water quality, the results of damages compensation for the local residents cannot be reasonably estimated, and the Company is in negotiations with Gangneung City and related stakeholders to restart the Gangneung hydroelectric generating plant as of December 31, 2024.

(6)
As the government of the Republic of Korea announced the suspension of operation in Gaeseong Industrial District, it is uncertain if the Company can exercise the property rights for the Company’s facility in Gaeseong Industrial District as of December 31, 2024. Accordingly, the book value of the facility, amounting to ￦11,778 million, was recognized as an impairment loss, and trade receivables related to companies residing in the Gaeseong Industrial District were fully written off. As of December 31, 2024, the Company cannot make reasonable estimation on whether assets will be recovered or utilized in regular way related thereto.

(7)	As of December 31, 2024, the Company owns land at 6171-1 Nuri-ri, Yeongi-myeon, Sejong Special Self-Governing City as PP&E with limited ownership, and its book value is ￦64,371 million.

(8)
The Korea Institute of Energy Technology(KENTECH) was established in April, 2020, in accordance with the ”Basic plan for the establishment of KENTECH (July, 2019)”. By the special law to create KENTECH, the Company, government, and local government may contribute to the fund. The Company will decide whether to contribute to the fund on a board resolution after consulting with relevant organizations considering its financial situation by year.

(9)
The ongoing armed conflict in Ukraine started in February 2022 and relevant sanctions against Russia imposed by the international community can impact not only sanctioned entities but also the entities doing business directly or indirectly with Ukraine or Russia and the entities exposed directly or indirectly to industries or economy of Russia or Ukraine. The Company cannot make reasonable estimation of the financial impact of the recent conflict in Ukraine on the future events.